Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 937	$ 632	$ 530
Other comprehensive income (loss):
Unrealized hedging losses on derivatives	(11)	(6)	(55)
Reclassification adjustments for derivative losses included in net income	25	55	63
Total unrealized losses on derivatives	14	49	8
Unrealized gains/(losses) on investments	(1)	2	2
Defined benefit pension plans adjustment		(3)	(16)
Income tax (expense) benefit	(5)	(17)	2
Other comprehensive income (loss), net of tax	8	31	(4)
Comprehensive income	945	663	526
Less: comprehensive loss attributable to noncontrolling interest	(2)	(1)
Total comprehensive income attributable to SLM Corporation	$ 947	$ 664	$ 526